Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt [Abstract]
Schedule of debt
	September 30, 2017	December 31, 2016
Short-Term Debt
Notes payable	$150	$170
Revolving line of credit (A)	3,369	6,717
Total Short-Term Debt	$3,519	$6,887

Long-Term Debt
Notes payable	$212	$212
Senior secured convertible debenture, less debt discount of $981 (B)	1,869	3,835
Total Long-Term Debt	$2,081	$4,047

(A)  Revolving Lines of Credit

GemCap Loan and Security Agreement Amendment 2

On January 24, 2017, the Company, and its U.S. wholly-owned subsidiaries, Inpixon USA and Inpixon Federal, entered into Amendment Number 2 to the Loan and Security Agreement to amend that certain Loan and Security Agreement and Loan Agreement Schedule, both dated as of November 14, 2016, with GemCap Lending I, LLC whereby Section (21) of the definition of “Eligible Accounts” in Section 1.29 of the Loan Agreement was deleted and restated in its entirety as follows: Accounts that satisfy the criteria set forth in the foregoing items (1) – (20), which are owed by any other single Account Debtor or its Affiliates so long as such Accounts, in the aggregate, constitute no more than twenty percent (20%) of all Eligible Accounts, provided, that only for the period commencing on January 24, 2017 through and including April 24, 2017, Accounts in the aggregate only from and owed by Centene Corporation or its Affiliates may exceed twenty percent (20%) of all Eligible Accounts by an amount not to exceed $500,000, provided, further, that, from and after April 25, 2017, Accounts in the aggregate that are owed by Centene Corporation or its Affiliates that satisfy the criteria set forth in the foregoing items (1) – (20) shall not exceed twenty percent (20%) of all Eligible Accounts; and Borrower shall have paid to Lender an accommodation fee in the amount of $5,000 on February 2, 2017.

Payplant Accounts Receivable Bank Line

Pursuant to the terms of a Commercial Loan Purchase Agreement, dated as of August 14, 2017, Gemcap Lending I, LLC (“Gemcap”) sold and assigned to Payplant LLC, as agent for Payplant Alternatives Fund LLC, all of its right, title and interest to that certain revolving Secured Promissory Note in an aggregate principal amount of up to $10,000,000 issued in accordance with that certain Loan and Security Agreement, dated as of November 14, 2016 by and among Gemcap and the Company and its wholly-owned subsidiaries, Inpixon USA and Inpixon Federal, Inc. for an aggregate purchase price of $1,402,770.16. In connection with the purchase and assignment, the GemCap loan was amended and restated in accordance with the terms and conditions of the Payplant Loan and Security Agreement, dated as of August 14, 2017, between the Company and Payplant (the “Loan Agreement”) The Loan Agreement allows the Company to request loans from Payplant with a term of no greater than 360 days in amounts that are equivalent to 80% of the face value of purchase orders received. In connection with the assignment, the Company entered into the Payplant Client Agreement (the “Client Agreement”), pursuant to which the Company will offer to Payplant for purchase those receivables payable to the Company in connection with the purchase orders under which advances have been made pursuant to the Loan Agreement for the purposes of paying off any notes issued pursuant to the Loan Agreement. Under the Client Agreement, the Company cannot raise additional financings, without Payplant’s approval, which will not be unreasonably withheld by Payplant unless it is an equity financing or a convertible equity financing, where the Company can force conversion, while Payplant’s advances are outstanding. In accordance with the terms of the Loan Agreement, Inpixon Federal, Inc. issued a promissory note to Payplant with a term of 30 days in an aggregate principal amount of $995,472.61 in connection with a purchase order received. The promissory note is subject to the interest rates described in the Loan Agreement and is secured by the assets of the Company pursuant to the Loan Agreement and will be satisfied in accordance with the terms of the Client Agreement.

(B) Senior Secured Debenture

On June 2, 2017 the Company repaid $200,000 of the debenture. On June 30, 2017 after the close of the Capital Raise (see Note 11) the Company repaid $2.65 million of the senior secured debenture.

(C) Subordinated Convertible Promissory Notes

On May 31, 2017 the Company entered into a Securities Purchase Agreement with institutional accredited investors whereby the Company agreed to issue and sell to the buyers subordinated convertible promissory notes in an aggregate principal amount of $2,200,000 due on May 31, 2018 for an aggregate purchase price of $2,000,000, representing an approximately 9% original issue discount.

Interest on the Notes accrues at a rate of 10.0% per annum and is payable on the maturity date or any applicable redemption date in cash, or upon notice to the holder and compliance with certain equity conditions as set forth in the Notes, in shares of the Company’s common stock, provided that the maximum aggregate amount of interest that the Company may elect to pay in Interest Shares will not exceed an amount equal to 5% of the total interest payable under the terms of the Notes.

On June 30, 2017 the Company paid $2.7 million after the close of the Capital Raise (see Note 11) to settle the amounts owed under the promissory notes including all principal, interest and fees.

	December 31, 2016	December 31, 2015
Short-Term Debt
Notes payable	$170	$170
Revolving line of credit (A)	6,717	8,580
Term loan (B)	--	667
Total Short-Term Debt	$6,887	$9,417

Long-Term Debt
Notes payable	$212	$282
Term loan, non-current portion (B)	--	944
Senior secured convertible debenture, less debt discount of $1,865 (C)	3,835	--
Total Long-Term Debt	$4,047	$1,226

(A)	Revolving Lines of Credit

Western Alliance Revolving Line of Credit

On May 4, 2015 (effective as of April 29, 2015), the Company and Bridge Bank entered into Amendment 4 to Bridge Bank’s Business Financing Agreement (“BFA”) dated March 15, 2013 to add the Company, Sysorex Federal, AirPatrol and Shoom as borrowers under the agreement (collectively, the “Borrowers”), amend certain financial covenants, increase the credit limit to $10.0 million and provide for a second term loan of $2 million which was scheduled to mature on April 29, 2018.

Effective as of September 30, 2015 the Borrowers, entered into Amendment 5 (the “Amendment”), dated October 7, 2015, to the BFA, with Western Alliance Bank, as successor in interest (“Western Alliance”) to Bridge Bank. Pursuant to Amendment 5, Western Alliance assumed the rights and obligations of Bridge Bank as successor in interest to Bridge Bank and as the lender under the Agreement. The Amendment also amended certain financial covenants of the Borrowers required by the Agreement.

Western Alliance Amendment

On March 25, 2016, Inpixon, together with Inpixon USA and Inpixon Federal (collectively, the “Borrowers”) entered into an amendment and waiver (the “Amendment”) to the BFA with Western Alliance (the “Lender”), pursuant to which the Lender waived any non-compliance by the Borrowers with respect to the minimum adjusted EBITDA requirements as of December 31, 2015. In addition, the Lender and the Borrowers agreed that the adjusted EBITDA for the six months ended March 31, 2016 would not be less than $(2,200,000) and on or before April 30, 2016, the Borrowers and Lender were to agree to additional financial covenants for the fiscal quarters ended June 30, 2016, September 30, 2016 and December 31, 2016. The Lender agreed to extend the April 30, 2016 deadline and the parties negotiated the additional financial covenants inAmendments No. 6 and No. 7 (as described below).

Western Alliance Amendment No. 6

On June 3, 2016, the Borrowers entered into Amendment No. 6 to Business Financing Agreement and Forbearance Agreement (the “Amendment”) with Western Alliance Bank, as successor in interest to Bridge Bank National Association (the “Lender”). Pursuant to the Amendment, the Lender agreed to (i) amend the Financing Agreement dated March 15, 2013 (the “Original Agreement”) as described below, (ii) forbear from the exercise of its rights and remedies under the Original Agreement until June 30, 2016, subject to compliance by the Borrowers with certain other conditions as set forth in the Amendment, and (iii) waive certain defaults of the Borrowers, including the Borrowers’ failure to repay over advances, as defined in the Original Agreement.

Material changes made to the Original Agreement by the Amendment included, but were not limited to: (i) agreement by the Lender to allow the Company to finance a receivable from a customer outside of the United States for a limited period of time; (ii) modification of the date for the repayment of the Term Advance to June 30, 2016; (iii) agreement by the Borrowers to maintain, beginning on June 30, 2016, an Asset Coverage Ratio of not less than 1.25 to 1; and (iv) revisions to the definition of certain terms that are included in the Original Agreement and providing definitions for certain terms that are included in the Amendment.

Western Alliance Financing Agreement Amendment No. 7

On August 5, 2016, the Borrowers entered into Amendment No. 7 to Business Financing Agreement with Western Alliance Bank, as successor in interest to Bridge Bank National Association (the “Lender”). Pursuant to the 7th Amendment the Lender agreed to (among other things), (1) waive any non-compliance by the Borrowers with respect to any defaults and consented to the sale to an institutional investor of (i) an 8% Original Issue Discount Senior Convertible Debenture in an aggregate principal amount of $5,700,000 due on August 9, 2018 and (ii) 2,250 shares of newly created Series 1 Convertible Preferred Stock for an aggregate purchase price of $5,000,000 (the “Transaction”) and (2) the Borrowers agreed to pay the outstanding principal amount of the Term Advance upon the earlier of the closing of the Transaction and August 10, 2016. In addition, the Company agreed to pay a fee of $200,000 in lieu of issuing an additional warrant to the Lender and agreed to negotiate in good faith to further amend the Agreement to provide for certain financial covenants for periods after August 31, 2016.

GemCap Lending Loan Agreement

The Company and its wholly-owned subsidiaries, Inpixon USA and Inpixon Federal (jointly and severally, the “Borrower”), entered into a Loan and Security Agreement (the “Loan Agreement”) with GemCap Lending I, LLC, a Delaware limited liability company (the “Lender”) dated as of November 14, 2016.

Under the terms of the Loan Agreement, and subject to the satisfaction of certain conditions to funding, the Lender has agreed to make revolving credit loans to the Borrower in an aggregate principal amount which does not exceed 85% of Eligible Accounts (as defined in the LoanAgreement) at any one time outstanding, net of all taxes, discounts, allowances and credits given or claimed, provided that in no event can the aggregate amount of the revolving credit loans outstanding at any time exceed $10 million (subject to certain conditions). All amounts due under the Loan Agreement upon funding will be secured by the assets of the Company.

Borrowings pursuant to the Loan Agreement bears interest at an annual rate equal to the greater of (a) 9.5% and (b) the sum of (i) the Prime Rate, adjusted as and when such Prime Rate changes, plus (ii) 6%. The interest rate on borrowings is subject to increase by 4% if an event of default has occurred and is continuing.

In connection with the Loan and Security Agreement, the Borrower paid to the Lender a $100,000 closing fee. The Lender will also receive (a) an annual line fee equal to $100,000; (b) an unused line fee equal to 0.5% of the daily average unused portion of the maximum amount of Availability (as defined in the Loan Agreement), calculated on an annualized basis, due and payable monthly; (c) a loan administration and monitoring fee equal to 0.5% of the daily average used portion of Availability calculated on a monthly basis, due and payable monthly; and (d) certain other audit and wire fees.

Upon closing, the Loan and Security Agreement provided the Borrower with a revolving line of credit, the proceeds of which were used to repay in full the existing indebtedness owed to Western Alliance Bank, as successor in interest to Bridge Bank, N.A. and to pay certain expenses related to obtaining the revolving line of credit and for general working capital purposes.

GemCap Loan Agreement and Loan Schedule Amendment 1

On December 9, 2016, the Borrower entered into that certain Amendment Number 1 to the Loan and Security Agreement and to the Loan Agreement Schedule (the “Amendment”), to amend the Loan Agreement and Loan Agreement Schedule (the “Loan Schedule”), both dated as of November 14, 2016, with the Lender including:

●	Amending the definition of “Borrowing Base” in the Loan Agreement, under which Borrower Base will be calculated at any time as the sum of (i) at any time as the product obtained by multiplying the outstanding amount of all Eligible Accounts (not including and specifically excluding Eligible Unbilled Accounts), net of all taxes, discounts, allowances and credits given or claimed, by up to eighty-five percent (85%), and (ii) (A) for the period from December 9, 2016 through and including January 9, 2017, the product obtained by multiplying the amount of only Eligible Unbilled Accounts net of all taxes, discounts, allowances and credits given or claimed, by up to eighty- five percent (85%), (B) for the period from January 10, 2017 through and including February 8, 2017, the product obtained by multiplying the amount of only Eligible Unbilled Accounts net of all taxes, discounts, allowances and credits given or claimed, by up to seventy percent (70%), (C) for the period from February 9, 2017 through and including March 9, 2017, the product obtained by multiplying the amount of only Eligible Unbilled Accounts net of all taxes, discounts, allowances and credits given or claimed, by up to fifty percent (50%), and (D) from and after March 10, 2017, the product obtained by multiplying the amount of only Eligible Unbilled Accounts net of all taxes, discounts, allowances and credits given or claimed, by zero percent (0%), it being the understanding of Borrower, that on and after March 10, 2017, Lender shall not make advances against Eligible Unbilled Accounts; provided, that, at all times, the aggregate amount of Eligible Unbilled Accounts shall not exceed twenty percent (20%) of the aggregate amount of Eligible Accounts.

●	Adding the definition of “Eligible Unbilled Accounts” to the Loan Agreement, which means accounts (i) for which goods are to be provided to an account debtor or work or services are to be performed for an account debtor and the Borrower has not invoiced the account debtor within thirty (30) days after such accounts are first included on the Borrowing Certificate, and (ii) which otherwise satisfy (1), (3), (5) through and including (12) and (14) through and including (22) of the definition of Eligible Accounts as provided in the Loan Agreement.

●	Amending the deadline for Borrower to deliver Monthly Financial Statements (as defined in the Loan Schedule) to Lender from not later than twenty (20) days after the end of each calendar month to not later than thirty (30) days after the end of each calendar month.

●	Adding “Inventory schedules” to the definition of “Other Weekly Reports” under the Loan Schedule.

In connection with the Amendment, Lender agreed to (i) waive any default of Borrower under the Loan Agreement and the Loan Schedule arising from Borrower’s failure to deposit Collections of Accounts (as defined in the Loan Agreement) received by Borrower in the account designated by Lender for the period from November 21, 2016 through and including December 6, 2016 and (ii) provide Borrower with additional availability for unbilled accounts in accordance with the Amendment.

In consideration of Lender’s consent to waive the default and accommodation to provide additional availability, Borrower agreed to pay all of Lender’s fees and costs including Lender’s attorneys’ fees and costs in respect of the transactions regarding the Amendment and an accommodation fee of $50,000.

(B)	Western Alliance Term Loan

On May 4, 2015 (effective as of April 29, 2015), the Company and Western Alliance Bank f/k/a Bridge Bank entered into Amendment 4 to the BFA dated March 15, 2013 which provided for a second term loan of $2 million which matures on April 29, 2018 of which $167,000 was used to pay off the balance of the initial term loan. The term loan accrued interest at Western Alliance’s prime rate plus 2%. At December 31, 2015 the interest rate was 5.5%. The Company was required to make payments of $56,000 on the term loan on the first day of each month commencing on May 1, 2015 until the loan amount was paid in full. The balance due on the term loan was scheduled to be paid in full during the year ending December 31, 2018. In accordance with Amendment 7 of the Western Alliance banking arrangements as described above, the term loan was paid in full in August 2016 with the closing of the sale to an institutional lender of a convertible debenture, as described below.

(C)	Convertible Debenture and Preferred Stock Financing

On August 9, 2016, the Company entered into a Purchase Agreement with Hillair Capital Investments L.P. pursuant to which it issued and sold (i) an 8% Original Issue Discount Senior Convertible Debenture in an aggregate principal amount of $5,700,000 due on August 9, 2018 and (ii) 2,250 shares of newly created Series 1 Convertible Preferred Stock, par value $0.001 per share (the “Preferred Stock”, together with the Debenture, the “Securities”), for an aggregate purchase price of $5,000,000.

The debenture is due on August 9, 2018 and interest is payable quarterly on February 9, May 9, August 9 and November 9, commencing on May 9, 2017, as well as the dates on which principal payments are made, as described in the debenture in cash, or upon notice to the holder and compliance with certain equity conditions as set forth in the debenture in shares of the Company’s common stock. The debenture is convertible any time at the option of the holder at a conversion price of $22.50 per share, subject to adjustments provided in the debenture. Subject to certain equity conditions, the Company has the option to redeem the debenture before its maturity by payment in cash of 120% or 110% (depending on the timing of the redemption) of the then outstanding principal amount plus accrued interest and other charges. The Company is required to redeem 25% of the initial principal amount of the debenture plus accrued unpaid interest and other charges in November 2017, February 2018, May 2018, and August 2018.

The debenture is convertible into common stock at any time by the holder at $22.50 per share. In addition, under the terms of the debenture if, at any time following the six month anniversary of the original issue date or, in the event the Company sells or grants any option to purchase or sells or grants any right to reprice, or otherwise disposes of or issues any shares of common stock or common stock equivalents at an effective price per share that is lower than the conversion price then the conversion price is reduced to equal the lower price.

The Company evaluated the embedded conversion feature within the debenture in accordance with FASB ASC 815“Derivatives and Hedging.” The conversion price was deemed to have a reset provision with down round protection and was recorded as a derivative liability. The Company calculated the fair value of $51,000 for the embedded conversion feature using the Binomial Lattice Model which was recorded as a discount to the debenture using the residual method. The debt discount is charged to interest expense ratably over the term of the debenture and the derivative liability will be marked to market through earnings at the end of each reporting period. For the year ended December 31, 2016 the Company recorded amortization of the debt discount of $491,000.

The proceeds from the sale of the Securities were and are used for the repayment of the outstanding balance on the Company’s term loan with Western Alliance Bank, as successor in interest to Bridge Bank National Association in an amount equal to approximately $1.4 million, the repayment of accounts payable of at least $1 million, business development activities, capital expenditures, working capital and general and administrative expenses.

Schedule of weighted-average assumptions
Risk-free interest rate	0.71%
Expected life of the debt	2 years
Expected volatility	49%
Dividends assumption	$ --